                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2000

Check here if Amendment [ ]; Amendment Number: N/A
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:     Kenneth P. Pearlman
Address:  c/o The Millburn Corporation
          1270 Avenue of the Americas
          New York, New York  10020

Form 13F File Number:      28-05309

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kenneth P. Pearlman
Title: Principal of ShareInVest Research L.P.
Phone: 212-332-7327

Signature, Place, and Date of Signing:

/s/ Kenneth P. Pearlman             New York, New York       November 3, 2000

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[  ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  N/A

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 40

Form 13F Information Table Value Total: $121,034
                                        (thousands)

List of Other Included Managers:        None

                                                      FORM 13F INFORMATION TABLE


            COLUMN 1                     COLUMN 2            COLUMN 3       COLUMN 4            COLUMN 5              COLUMN 6
            --------                     --------            --------       --------     ----------------------      ----------
                                                                             VALUE       SHRS OR    SH/    PUT/      INVESTMENT
         NAME OF ISSUER               TITLE OF CLASS          CUSIP        (x$1000)      PRN AMT    PRN    CALL      DISCRETION
         --------------               --------------          -----        --------      ----------------------      ----------
ABERCROMBIE AND FITCH CO.                  CLA              002896207        1,620         85,000   SH                Sole
ALLTEL CORP                                COM              020039103          783         15,000   SH                Sole
AMERICAN AXLE & MFG HLDGS INC              COM              024061103        3,138        291,900   SH                Sole
AMERICAN EAGLE OUTFITTERS NEW              COM              02553E106        8,392        266,400   SH                Sole
ANN TAYLOR CORP                            COM              036115103           38          1,000   SH                Sole
BARNETT INC                                COM              068062108        1,020         78,100   SH                Sole
BEST BUY INC                               COM              086516101        1,273         20,000   SH                Sole
BOYDS COLLECTION LTD                       COM              103354106        1,128        153,000   SH                Sole
BUSH IND INC                               CL A             123164105        1,011         87,400   SH                Sole
C H ROBINSON WORLDWIDE INC                 COM              12541W100            6            100   SH                Sole
CIRCUIT CITY STORE INC                CRCT CITY GRP         172737108        4,715        205,000   SH                Sole
ETHAN ALLEN INTERIORS INC                  COM              297602104        1,482         52,350   SH                Sole
EXTENDED STAY AMER INC                     COM              30224P101        1,125         84,887   SH                Sole
FOUNDATION HEALTH SYSTEMS                  COM              350404109          998         60,000   SH                Sole
GOOD GUYS INC                              COM              382091106        2,800        400,000   SH                Sole
HEARTLAND EXPRESS INC                      COM              422347104          301         17,325   SH                Sole
KENDLE INTERNATIONAL INC                   COM              48880L107          793         95,000   SH                Sole
KNIGHT TRANSN INC                          COM              499064103        1,447         93,000   SH                Sole
KOHLS CORP                                 COM              500255104       15,230        264,000   SH                Sole
LOWES COS INC                              COM              548661107        1,885         42,000   SH                Sole
MAINSPRING COMMUNICATIONS INC              COM              56062U100            1            100   SH                Sole
MAXIM INTEGRATED PRODS INC                 COM              57772K101        9,057        112,600   SH                Sole
MAZEL STORES INC                           COM              578792103          474        106,800   SH                Sole
MEDTRONIC INC                              COM              585055106        5,637        108,800   SH                Sole
NEXTEL COMMUNICATIONS INC                  CL A             65332V103        6,321        135,200   SH                Sole
O CHARLEYS INC                             COM              670823103          388         31,500   SH                Sole
OUTBACK STEAKHOUSE INC                     COM              689899102        2,713        100,000   SH                Sole
PINNACLE HLDGS INC                         COM              72346N101        2,663        100,000   SH                Sole
PROFESSIONAL STAFF PLC                SPONSORED ADR         74315R105          924        171,900   SH                Sole
RARE HOSPITALITY INTL INC                  COM              753820109        4,493        220,500   SH                Sole
RYANAIR HLDGS PLC                     SPONSORED ADR         783513104        2,541         66,000   SH                Sole
SCIENTIFIC ATLANTA INC                     COM              808655104        2,545         40,000   SH                Sole
SHAW GROUP INC                             COM              820280105        3,173         45,000   SH                Sole
SKYWEST INC                                COM              830879102          256          5,000   SH                Sole
STAPLES INC                                COM              855030102        6,357        448,097   SH                Sole
SUBURBAN LODGES AMER INC                   COM              864444104        1,212        179,600   SH                Sole
SUPERTEX INC                               COM              868532102        2,201         43,700   SH                Sole
TARGET CORP                                COM              87612E106        1,538         60,000   SH                Sole
TWEETER HOME ENTMT GROUP INC               COM              901167106       13,436        370,000   SH                Sole
VOICESTREAM WIRELESS CORP                  COM              928615103        5,919         51,000   SH                Sole
                           TOTAL                                           121,034



            COLUMN 1               COLUMN 7               COLUMN 8
            --------               --------               --------
                                    OTHER             VOTING AUTHORITY
         NAME OF ISSUER            MANAGERS           SOLE SHARED NONE
         --------------            --------           -------------------

ABERCROMBIE AND FITCH CO.             N/A                 85,000
ALLTEL CORP                           N/A                 15,000
AMERICAN AXLE & MFG HLDGS INC         N/A                291,900
AMERICAN EAGLE OUTFITTERS NEW         N/A                266,400
ANN TAYLOR CORP                       N/A                  1,000
BARNETT INC                           N/A                 78,100
BEST BUY INC                          N/A                 20,000
BOYDS COLLECTION LTD                  N/A                153,000
BUSH IND INC                          N/A                 87,400
C H ROBINSON WORLDWIDE INC            N/A                    100
CIRCUIT CITY STORE INC                N/A                205,000
ETHAN ALLEN INTERIORS INC             N/A                 52,350
EXTENDED STAY AMER INC                N/A                 84,887
FOUNDATION HEALTH SYSTEMS             N/A                 60,000
GOOD GUYS INC                         N/A                400,000
HEARTLAND EXPRESS INC                 N/A                 17,325
KENDLE INTERNATIONAL INC              N/A                 95,000
KNIGHT TRANSN INC                     N/A                 93,000
KOHLS CORP                            N/A                264,000
LOWES COS INC                         N/A                 42,000
MAINSPRING COMMUNICATIONS INC         N/A                    100
MAXIM INTEGRATED PRODS INC            N/A                112,600
MAZEL STORES INC                      N/A                106,800
MEDTRONIC INC                         N/A                108,800
NEXTEL COMMUNICATIONS INC             N/A                135,200
O CHARLEYS INC                        N/A                 31,500
OUTBACK STEAKHOUSE INC                N/A                100,000
PINNACLE HLDGS INC                    N/A                100,000
PROFESSIONAL STAFF PLC                N/A                171,900
RARE HOSPITALITY INTL INC             N/A                220,500
RYANAIR HLDGS PLC                     N/A                 66,000
SCIENTIFIC ATLANTA INC                N/A                 40,000
SHAW GROUP INC                        N/A                 45,000
SKYWEST INC                           N/A                  5,000
STAPLES INC                           N/A                448,097
SUBURBAN LODGES AMER INC              N/A                179,600
SUPERTEX INC                          N/A                 43,700
TARGET CORP                           N/A                 60,000
TWEETER HOME ENTMT GROUP INC          N/A                370,000
VOICESTREAM WIRELESS CORP             N/A                 51,000

                           TOTAL